Stock Transactions (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of share repurchases
The following tables present the activity in the Company's Series A Preferred Stock for the period ended June 30, 2021 and June 30, 2020, respectively (dollars in thousands, except share amounts):

	Shares	Amount
Balance, December 31, 2020	40,515	$202,292
Exchanged for Series D Preferred Stock	(14,950)	(74,748)
Dividends paid in Preferred Stock	2	5
Offering costs	—	(14)
Amortization of offering costs	—	44
Ending Balance, June 30, 2021	25,567	$127,579

	Shares	Amount
Balance, December 31, 2019	40,500	$202,144
Issuance of Preferred Stock	14	70
Dividends paid in Preferred Stock	—	—
Offering costs	—	(9)
Amortization of offering costs	—	48
Ending Balance, June 30, 2020	40,514	$202,253

The following tables present the activity in the Company's Series C Preferred Stock for the period ended June 30, 2021 and June 30, 2020 (dollars in thousands, except share amounts):

	Shares	Amount
Balance, December 31, 2020	1,400	$6,962
Issuance of Preferred Stock	—	—
Dividends paid in Preferred Stock	—	—
Offering costs	—	—
Amortization of offering costs	—	4
Ending Balance, June 30, 2021	1,400	$6,966

	Shares	Amount
Balance, December 31, 2019	1,400	$6,966
Issuance of Preferred Stock	—	—
Dividends paid in Preferred Stock	—	—
Offering costs	—	(9)
Amortization of offering costs	—	3
Ending Balance, June 30, 2020	1,400	$6,960

The following table presents the activity in the Company's Series D Preferred Stock for the period ended June 30, 2021 (dollars in thousands, except share amounts):

	Shares	Amount
Balance, December 31, 2020	—	$—
Issuance of Preferred Stock	17,950	89,748
Dividends paid in Preferred Stock	—	—
Offering Costs	—	(83)
Amortization of offering costs	—	5
Ending Balance, June 30, 2021	17,950	$89,670

The following table reflects the number of shares repurchased under the SRP cumulatively through June 30, 2021:

	Number of Requests	Number of Shares Repurchased	Average Price per Share
Cumulative as of December 31, 2020	8,094	4,121,734	$19.88
January 1 - January 31, 2021(1)	1,355	525,580	17.53
February 1 - February 28, 2021	—	—	N/A
March 1 - March 31, 2021(1)	—	—	N/A
April 1 - April 30, 2021	—	—	N/A
May 1 - May 31, 2021(1)	—	—	N/A
June 1 - June 30, 2021	—	—	N/A
Cumulative as of June 30, 2021	9,449	4,647,314	$19.61

(1)
Reflects shares repurchased pursuant to repurchase requests submitted for the second semester of 2020, including 15,772 and 3,784 shares which for administrative reasons were processed in March 2021 and May 2021, respectively. Pursuant to the terms of the SRP, the Company is only authorized to repurchase up to the amount of proceeds reinvested through our DRIP during the applicable semester. As a result, redemption requests in the amount of 1,881,556 shares were not fulfilled for the second semester of 2020.

The following tables present the activity in the Company’s Series A Preferred Stock for the periods ended December 31, 2020 and December 31, 2019, respectively (dollars in thousands, except share amounts):

Series A Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2019	40,500	$202,144
Issuance of Preferred Stock	14	70
Dividends paid in Preferred Stock	1	7
Offering costs	—	(23)
Amortization of offering costs	—	94
Ending Balance, December 31, 2020	40,515	$202,292
Series A Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2018	29,249	$145,786
Issuance of Preferred Stock	11,247	56,233
Dividends paid in Preferred Stock	4	24
Offering costs	—	—
Amortization of offering costs	—	101
Ending Balance, December 31, 2019	40,500	$202,144

The following tables present the activity in the Company’s Series C Preferred Stock for the periods ended December 31, 2020 and December 31, 2019, (dollars in thousands, except share amounts):

Series C Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2019	1,400	$6,966
Issuance of Preferred Stock	—	—
Dividends paid in Preferred Stock	—	—
Offering costs	—	(11)
Amortization of offering costs	—	7
Ending Balance, December 31, 2020	1,400	$6,962
Series C Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2018	—	$—
Issuance of Preferred Stock	1,400	6,998
Dividends paid in Preferred Stock	—	—
Offering costs	—	(33)
Amortization of offering costs	—	1
Ending Balance, December 31, 2019	1,400	$6,966

The following table reflects the number of shares repurchased under the SRP cumulatively through December 31, 2020:

	Number of Requests	Number of Shares Repurchased	Average Price per Share
Cumulative as of December 31, 2019	5,878	3,542,267	$20.23
January 1 - January 31, 2020 (1)	1,170	373,135	18.56
February 1 - February 28, 2020	—	—	N/A
March 1 - March 31, 2020	—	—	N/A
April 1 - April 30, 2020 (1)	—	—	N/A
May 1 - May 31, 2020	—	—	N/A
June 1 - June 30, 2020	—	—	N/A
July 1 - July 31, 2020 (2)	1,046	206,332	16.25
August 1 - August 31, 2020	—	—	N/A
September 1 - September 30, 2020 (2)	—	—	N/A
October 1 - October 31, 2020	—	—	N/A
November 1 - November 30, 2020	—	—	N/A
December 1 - December 31, 2020	—	—	N/A
Cumulative as of December 31, 2020	8,094	4,121,734	$19.88

(1)
Reflects shares repurchased pursuant to repurchase requests submitted for the second semester of 2019, including 11,306 shares which for administrative reasons were processed in April 2020. Pursuant to the terms of the SRP, the Company is only authorized to repurchase up to the amount of proceeds reinvested through our DRIP during the applicable semester. As a result, redemption requests in the amount of 1,986,803 shares were not fulfilled for the second semester of 2019.

(2)
Reflects shares repurchased pursuant to repurchase requests submitted for the first semester of 2020, including 771 shares which for administrative reasons were processed in September 2020. Pursuant to the terms of the SRP, the Company is only authorized to repurchase up to the amount of proceeds reinvested through our DRIP during the applicable semester. As a result, redemption requests in the amount of 1,677,268 shares were not fulfilled for the first semester of 2020.